RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS - Additional Information (Q3) (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020
RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
Redemption value per share	$ 10.00	$ 10.00
Minimum net tangible assets upon redemption of common stock subject to possible redemption	$ 5,000,001	$ 5,000,001